Document and Entity Information	6 Months Ended
Jun. 30, 2017
Document And Entity Information [Abstract]
Document Type	S-4
Amendment Flag	false
Document Period End Date	Jun. 30, 2017
Trading Symbol	MPB
Entity Registrant Name	MID PENN BANCORP INC
Entity Central Index Key	0000879635
Entity Filer Category	Smaller Reporting Company